Financial Risk Management - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Loans and advances	¥ 97,714,938	¥ 94,671,818
VaR holding period	1 day
VaR confidence interval percentage	99.00%
BPV movement in interest rates	0.01%
VaR observation period	4 years
Threshold percentage applied by FSA	15.00%
Ratio of decline in the economic value of equity to Tier 1 capital	8.10%	9.60%
Total capital requirement on full implementation	8.00%
Allowance for loan losses	¥ 849,287	¥ 706,405
Increase in allowance for loan losses	142,882
Modified loans and advances subject to lifetime ECL measurement [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances	100,789	¥ 42,420
Lifetime ECL credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Increase in allowance for loan losses	67,485
12-month ECL [member]
Disclosure of detailed information about financial instruments [line items]
Decrease in allowance for loan losses due to improved economic forecast	33,130
Lifetime ECL not credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Increase in allowance for loan losses	¥ 108,527
Maximum [member]
Disclosure of detailed information about financial instruments [line items]
Permitted level of percentage for reducing strategic equity investments	100.00%
Before adoption of Basel III [member]
Disclosure of detailed information about financial instruments [line items]
Minimum Tier 1 capital requirement		2.50%
Basel III [member]
Disclosure of detailed information about financial instruments [line items]
Minimum Common Equity Tier 1 capital requirement	4.50%
Total capital requirement on full implementation	7.00%
G-SIB surcharge on full implementation	1.00%
Minimum Common Equity Tier 1 capital requirement phase-in arrangements	4.50%
Basel III [member] | Maximum [member]
Disclosure of detailed information about financial instruments [line items]
Capital conservation buffer on full implementation	8.00%
Total capital requirement on full implementation	10.50%
Countercyclical buffer	2.50%
G-SIB surcharge on full implementation	2.00%
Minimum Common Equity Tier 1 capital requirement phase-in arrangements	8.00%
Basel III [member] | Minimum [member]
Disclosure of detailed information about financial instruments [line items]
Capital conservation buffer on full implementation	6.00%
Total capital requirement on full implementation	8.50%
Countercyclical buffer	0.00%
G-SIB surcharge on full implementation	1.00%
Minimum Common Equity Tier 1 capital requirement phase-in arrangements	6.00%
Sumitomo mitsui banking corporation [member]
Disclosure of detailed information about financial instruments [line items]
Ratio of decline in the economic value of equity to Tier 1 capital	9.60%	11.10%
Sumitomo mitsui banking corporation [member] | Maximum [member]
Disclosure of detailed information about financial instruments [line items]
Demand deposits, maturity period	5 years
Sumitomo mitsui banking corporation [member] | Daily average [Member]
Disclosure of detailed information about financial instruments [line items]
Demand deposits, maturity period	2 years 6 months
VaR for Non-trading Activity - Strategic Equity Investment [Member]
Disclosure of detailed information about financial instruments [line items]
VaR holding period	1 year
VaR observation period	10 years